Pension and Other Employee Benefit Plans (Components of Net Periodic Costs of Severance Indemnities and Pension Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	¥ 18,192	¥ 21,288	¥ 28,936
Interest costs on projected benefit obligations	19,280	14,459	9,982
Expected return on plan assets	(32,633)	(31,835)	(34,565)
Amortization of prior service cost (benefits)	(5,682)	(5,553)	(4,890)
Amortization of net actuarial loss (gain)	(32,420)	(38,339)	(29,045)
Special termination benefits	835	971	1,244
Loss (gain) on settlement	0	0	2,210
Other	2,118	2,004	3,179
Net periodic benefit cost	¥ (30,310)	¥ (37,005)	¥ (22,948)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Interest Expense, Deposits
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Investment Income, Interest